M. SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION

The Company’s board of directors and stockholders previously approved, the 1998 Share Incentive Plan, the 2000 Share Incentive Plan, the 2004 Share Incentive Plan and the 2006 Share Incentive Plan, (collectively the “Prior Plans”). As of December 31, 2013, the Company had options outstanding to purchase 708,473 shares of common stock under its Prior Plans with a weighted average exercise price of $6.68 per share. Following the Company’s initial public offering in September 2013, no further awards will be granted under the Prior Plans. However, all outstanding awards under the Prior Plans will continue to exist and will continue to be governed by their existing terms.

On April 12, 2013, our board of directors adopted and approved the Company’s 2013 Equity Incentive Plan, (the “2013 Plan”), and it was subsequently approved by the Company’s stockholders on May 21, 2013. As of December 31, 2013, the Company had options outstanding to purchase 759,429 shares of common stock under the 2013 Plan with a weighted average exercise price of $9.97 per share.

The Company issues stock options to employees, consultants and non-employee directors. Stock option awards for the Prior Plans and the 2013 Plan generally vest over a four year period and have a maximum term of ten years. Stock options under these plans have been granted with an exercise price equal to the fair market value on the date of the grant. Nonqualified and Incentive Stock Options and restrictive stock units (“RSUs”) may be granted from these plans. Prior to the Company’s initial public offering, the fair market value of the Company’s stock had been historically determined by the board of directors and from time to time with the assistance of third party valuation specialists.

Under the 2013 Plan, participants may be granted RSUs, representing an unfunded, unsecured right to receive common stock on the date specified in the recipient’s award. The RSUs granted under the plan generally vest over one year at a rate of 1/12th per month. The Company recognizes compensation expense on a straight-line basis over the applicable vesting term of the award.

During the year ended December 31, 2013, the Company granted 33,000 RSUs with a total grant-date fair value of $0.3 million. The resulting compensation expense recorded in the year ended December 31, 2013 was approximately $0.2 million. At December 31, 2013, there was $0.1 million of unrecognized compensation cost related to RSUs, all of which is expected to be realized within one year.

The Company estimates the fair value of employee stock options at the date of the grant using the Black-Scholes option-pricing model with the following assumptions:

	2013	2012	2011
Expected volatility	52 to 70%	70.0%	70.0%
Risk-free interest rate	0.96% to 2.97%	1.01%	2.32%
Expected term (years)	6.25	6.25	6.25
Expected dividend yield	-	-	-
Estimated forfeitures	7.5%	10%	13%

As there had been no market for the Company’s common stock prior to its initial public offering, the expected volatility for options granted to date was derived from an analysis of reported data for a peer group of companies that issued options with similar terms. The expected volatility has been determined using an average of the expected volatility reported by this peer group of companies. The Company uses a risk free interest rate based on the 10-year Treasury as reported during the period. The expected term of the options has been determined utilizing the simplified method which calculates a simple average based on vesting period and option life. The Company does not anticipate paying dividends in the near future. Estimated forfeitures are based on historical experience and future work force projections.

Employee share-based compensation expenses recognized for the years ended December 31, were as follows:

	2013	2012	2011
	(in thousands)
Cost of goods sold	$56	$7	$35
Research and development	53	8	50
Sales and marketing	52	9	58
General and administrative	907	137	420
Total share-based compensation expense	$1,068	$161	$563

Options have been granted to the Company’s employees under the five incentive plans and generally become exercisable as to 25% of the shares on the first anniversary date following the date of grant and semi-annually thereafter. All options expire ten years after the date of grant.

The following is a summary of option activity:

	Number of shares	Exercise price	Weighted average exercise price
	(in thousands, except price data)
Outstanding, January 1, 2011	288	3.00 - 7.50	5.838
Granted	124	6.00	6.000
Exercised	(3)	3.00 - 6.00	6.000
Forfeited	(25)	6.00	6.000
Expired	(7)	4.50 - 6.00	5.973
Outstanding, December 31, 2011	377	3.00 - 7.50	5.877
Granted	88	6.00	6.000
Exercised	(1)	6.00 - 7.50	6.291
Forfeited	(19)	6.00	6.000
Expired	(26)	3.00 - 7.50	5.301
Outstanding, December 31, 2012	419	3.00 - 7.50	5.936
Granted	1,099	7.50 - 12.90	9.214
Exercised	(29)	4.50 - 6.00	5.875
Forfeited	(16)	3.00 - 7.50	7.099
Expired	(5)	3.00 - 7.50	5.986
Outstanding, December 31, 2013	1,468	3.00 - 12.90	8.379
Exercisable, December 31, 2013	275	3.00 - 7.50	5.915
Vested and expected to vest	1,325	3.00 - 12.90	8.287

The following table summarizes information about the options outstanding at December 31, 2013:

Range of exercise prices	Number of shares outstanding	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)	Number of shares exercisable	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
	(in thousands, except price data)
$3.00 - $6.00	371	5.914	$3,373	6.59	270	5.881	$2,463	6.22
7.50 - 12.90	1,097	9.213	6,360	9.49	5	7.500	43	1.77
Total	1,468	8.379	$9,733	8.76	275	5.915	$2,506	6.13

As of December 31, 2013, total compensation cost related to unvested stock options not yet recognized was $5.1 million, which is expected to be expensed over a weighted-average period of 3.41 years.

The aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2013 and December 31, 2012 was $2.5 million and $0.7 million, respectively.

The number and weighted average fair value of options granted in 2013, 2012 and 2011 is as follows:

2013		2012		2011
Shares	Weighted average fair value	Shares	Weighted average fair value	Shares	Weighted average fair value
(shares in thousands)
1,099	$4.9986	88	$4.9260	124	$0.3930